FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-derivatives:
Cash and cash equivalents, carrying value	$ 109,206	$ 165,274	$ 84,362
Trade accounts and other receivables, carrying value	2,917	1,838
Current portion of long-term debt and short-term debt, carrying value	(77,803)	(141,996)
Long-term debt, carrying value	(1,307,518)	(1,163,879)
Derivatives:
Debt issuance costs	15,700	15,800
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value	109,206	165,274
Restricted cash, carrying value	502	446
Trade accounts and other receivables, carrying value	2,917	1,838
Trade accounts payable, carrying value	(8,463)	(19,608)
EU ETS obligation, carrying value	(3,606)	(2,313)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value	109,206	165,274
Restricted cash, fair value	502	446
Trade accounts and other receivables, fair value	2,917	1,838
Trade accounts payable, fair value	(8,463)	(19,608)
EU ETS obligation, fair value	(3,606)	(2,313)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value	(79,255)	(143,328)
Long-term debt, carrying value	(1,321,803)	(1,178,361)
Derivatives:
Interest rate swaps asset	2,140	7,676
Interest rate swap liabilities	3,285	0
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value	(79,255)	(143,328)
Long-term debt, fair value	(1,321,803)	(1,178,361)
Derivatives:
Interest rate swaps asset	2,140	7,676
Interest rate swap liabilities	$ 3,285	$ 0